Property, Plant, and Equipment (Details) - Schedule of Fission Neutron (“PFN”) Technology and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fission Neutron (“PFN”) Technology and Equipment [Line Items]
Balance as of beginning	$ 2,334,421	$ 1,603,679
Additions	14,131,660	999,587
Disposals
Depreciation	(1,493,664)	(268,845)
Currency translation adjustment	(2,557)
Balance as of ending	14,969,860	2,334,421
Uranium Plants [Member]
Schedule of Fission Neutron (“PFN”) Technology and Equipment [Line Items]
Balance as of beginning	1,906,054	1,309,515
Additions	9,125,821	758,747
Disposals
Depreciation	(625,951)	(162,208)
Currency translation adjustment
Balance as of ending	10,405,924	1,906,054
Other property, plant and equipment [member]
Schedule of Fission Neutron (“PFN”) Technology and Equipment [Line Items]
Balance as of beginning	308,300	214,748
Additions	4,603,420	172,198
Disposals
Depreciation	(792,836)	(78,646)
Currency translation adjustment	305
Balance as of ending	4,119,189	308,300
Furniture [Member]
Schedule of Fission Neutron (“PFN”) Technology and Equipment [Line Items]
Balance as of beginning	20,600	16,470
Additions	94,035	8,507
Disposals
Depreciation	(28,726)	(4,377)
Currency translation adjustment	(1,612)
Balance as of ending	84,297	20,600
Buildings [member]
Schedule of Fission Neutron (“PFN”) Technology and Equipment [Line Items]
Balance as of beginning	60,630	62,946
Additions	308,384
Disposals
Depreciation	(15,959)	(2,316)
Currency translation adjustment
Balance as of ending	353,055	60,630
Software [Member]
Schedule of Fission Neutron (“PFN”) Technology and Equipment [Line Items]
Balance as of beginning	38,837
Additions		60,135
Disposals
Depreciation	(30,192)	(21,298)
Currency translation adjustment	(1,250)
Balance as of ending	$ 7,395	$ 38,837